Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Leases Abstract
Schedule of right of use

	December 31, 2024	Additions and contract modifications	Depreciation and impairments	Transfer to held for sale (note 31a)	Translation adjustment	December 31, 2025
Ports	51	(8)	(21)	–	4	26
Vessels	353	44	(52)	–	–	345
Pelletizing plants	109	–	(32)	–	13	90
Properties	94	31	(17)	(37)	12	83
Energy plants	28	–	(7)	–	–	21
Others	25	29	(12)	–	–	42
Total	660	96	(141)	(37)	29	607

Schedule of lease liabilities

	December 31, 2024	Additions and contract modifications	Payments (i)	Interest	Transfer to held for sale (note 31a)	Translation adjustment	December 31, 2025
Ports	54	(8)	(21)	2	–	4	31
Vessels	356	44	(65)	13	–	2	350
Pelletizing plants	126	–	(51)	6	–	16	97
Properties	107	31	(20)	5	(37)	11	97
Energy plants	43	–	(3)	3	–		43
Others	27	29	(14)	2	–	6	50
Total	713	96	(174)	31	(37)	39	668
Current liabilities	147						160
Non-current liabilities	566						508
Total	713						668

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$94 recorded in the income statement for the year ended December 31, 2025 (2024 and 2023: US$253 and US$112, respectively).

Schedule of summary of annual minimum payments related

	2026	2027	2028	2029	2030 onwards	Total	Remaining term (years)	Discount rate
Ports	14	1	1	1	16	33	1 to 17	4% to 5%
Vessels	71	70	59	50	138	388	1 to 7	3% to 4%
Pelletizing plants	37	26	23	6	21	113	1 to 7	2% to 5%
Properties	22	21	20	15	31	109	1 to 13	2% to 6%
Energy plants	6	5	5	5	29	50	1 to 4	5%
Others	19	14	10	6	3	52	1 to 4	3% to 6%
Total	169	137	118	83	238	745